LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Summary of Long-term prepayments, deposits and other assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long Term Prepayments Deposits And Other Assets [Abstract]
Other long-term assets	$ 53,106	$ 22,327
Less: accumulated amortization	(16,960)	(10,289)
Other long-term assets, net	36,146	12,038
Deferred financing costs, net	8,792	278
Other deposits and other	4,484	5,323
Deposits for acquisition of property and equipment	2,852	931
Long-term prepayments	230	9,217
Long-term prepayments, deposits and other assets	$ 52,504	$ 27,787